Loans and Financing (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Loans and Financing

	Currency	Contractual interest rate - %	Effective interest rate - %	Maturity	12.31.2017	12.31.2016
Other currencies:
	US$	5.05% to 6.38%	5.05% to 7.42%	2027	2,934.3	2,550.3
	US$	1.25% to 4.59%	1.25% to 4.59%	2027	220.6	65.3
Working capital	US$	Libor 6M + 1.35% a 2.60%	Libor 6M + 1.35% a 2.60%	2027	119.1	18.0
	US$	Libor 3M + 2.25%	Libor 3M + 2.25%	2026	220.2	212.7
	Euro	1.00% a 3.37%	1.00% a 3.37%	2025	14.0	16.4
Advances on foreign exchange contracts	US$	4.65%	4.65%	2018	3.1	3.8
	US$	2.13%	2.13%	2030
Property, plant and equipment					58.1	60.4
	US$	Libor 1M + 2.44%	Libor 1M + 2.44%	2035
Finance leasing	US$	Libor 6M + 3.40%	Libor 6M + 3.40%	2018	—	0.1

					3,569.4	2,927.0

In local currency:
Export Financing	R$	5.50% a 8.00%	5.50% a 8.00%	2017	—	30.9
		3.50% a 4.50%	3.50% a 4.50%	2023
Project development					396.0	505.0
	R$	TJLP + 1.92% a 5.00%	TJLP + 1.92% a 5.00%	2022
Export Credit Note	R$	10.85% a 11.00%	10.85% a 11.00%	2019	233.1	297.0

					629.1	832.9

Total					4,198.5	3,759.9

Current portion					388.9	510.3
Non-current portion					3,809.6	3,249.6

Summary of Maturities of Long term Financing Agreements

At December 31, 2017, the movement and maturities of the long-term financing agreements are as follows:

	12.31.2017	12.31.2016	12.31.2015
Opening balance	3,759.9	3,530.5	2,507.8
Principal - addition	974.0	580.6	1,701.2
Interest - addition	199.7	183.1	145.1
Principal - payment	(540.1)	(523.7)	(419.1)
Interest - payment	(193.1)	(163.7)	(112.7)
Foreign exchange	(1.9)	153.1	(291.8)

Ending balance	4,198.5	3,759.9	3,530.5

Year
2019	156.9
2020	267.8
2021	340.3
2022	561.3
After 2022	2,483.3

3,809.6

Summary of Total Debt	Total debt is denominated in the following currencies:

	12.31.2017	12.31.2016
Loans
US dollar	3,555.4	2,910.6
Brazilian Real	629.1	832.9
Euro	14.0	16.4

	4,198.5	3,759.9